Commitments and Contingencies - Clinical support agreements (Details) € in Thousands, $ in Millions	1 Months Ended	12 Months Ended	71 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Commitments and Contingencies
Research and development commitments	€ 8,893	€ 8,893		€ 8,893	€ 8,030
Clinical support agreement with Foundation Fighting Blindness (FFB)
Commitments and Contingencies
Funding received under agreement			$ 6.8	6,300
Repayments of previously received funding	1,100
Less than 1 year
Commitments and Contingencies
Research and development commitments	€ 7,162	€ 7,162		€ 7,162
Minimum
Commitments and Contingencies
Research And Commitments Period		2 years
Minimum | ultevursen
Commitments and Contingencies
Percentage of earn-out payments for milestones and sales to be received	5.00%	5.00%		5.00%
Maximum
Commitments and Contingencies
Research And Commitments Period		5 years
Maximum | ultevursen
Commitments and Contingencies
Percentage of earn-out payments for milestones and sales to be received	10.00%	10.00%		10.00%